Goldman Sachs Trend Driven Allocation Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
60% MSCI World / 40% Bloomberg U.S. Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	7.74%	8.44%
MSCI World Index (Net, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.03%	13.66%	12.97%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	(0.99%)	1.36%
MSCI World Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.14%	12.16%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	5.91%	5.77%
Performance Inception Date	Apr. 16, 2012